Condensed consolidated balance sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowance for bad debts	$ 637	$ 629	$ 399
Property and equipment, accumulated depreciation	$ 25,197	$ 23,525	$ 15,728
Class A Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	36,598,000	36,598,000
Common stock, shares outstanding	36,597,985	36,597,985
Class B Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	62,067,000	62,112,000
Common stock, shares outstanding	62,067,000	62,112,000